Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' capital
Summary of changes in shareholders' capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2020		2019
Shareholders’ capital	Shares (‘000s)	Amount ($M)	Shares (‘000s)	Amount ($M)
Balance at January 1	156,290	4,119,031	152,704	4,008,828
Shares issued for the Dividend Reinvestment Plan	619	8,277	1,417	34,937
Vesting of equity based awards	1,103	49,188	1,359	51,108
Shares issued for equity based compensation	415	3,203	552	15,868
Share-settled dividends on vested equity based awards	297	1,461	258	8,290
Balance at December 31	158,724	4,181,160	156,290	4,119,031